RELATED PARTY TRANSACTIONS - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jul. 01, 2022	Jul. 02, 2021	Dec. 31, 2021	May 10, 2021
Disclosure of transactions between related parties [line items]
Assets held for sale	€ 66		€ 223
Entities with joint control or significant influence over entity | TCCC
Disclosure of transactions between related parties [line items]
Consideration receivable, asset sale agreement				€ 182
Assets held for sale	40
Amounts affecting cost of sales	1,910	€ 1,438
Amounts receivable, related party transactions	68		135
Amounts payable, related party transactions	(305)		(189)
Entities with joint control or significant influence over entity | Cobega Companies
Disclosure of transactions between related parties [line items]
Amounts affecting cost of sales	32	21
Amounts receivable, related party transactions	5		2
Amounts payable, related party transactions	(27)		(19)
Other related parties
Disclosure of transactions between related parties [line items]
Amounts affecting cost of sales	83	€ 28
Joint ventures, associates and other related parties
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	4		6
Amounts payable, related party transactions	€ (7)		€ (2)